Borrowings (Details) $ / shares in Units, $ in Millions		1 Months Ended			12 Months Ended
	Jun. 01, 2012 EUR (€)	Aug. 31, 2020 EUR (€) tranche	Jul. 31, 2020 USD ($) tranche	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 10, 2018 EUR (€)	Mar. 31, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total borrowings						€ 17,324,000	€ 13,052,000
Current portion						(1,135,000)	(343,000)
Non Current portion						16,189,000	12,709,000
Benefit recognized on waiver of debt						8,423,000
Proceeds from borrowings						579,000	2,027,000	€ 264,000
Debt convertible						13,791,000	690,000	€ 1,132,000
Total borrowings						17,324,000	13,052,000
Innovation credit
Disclosure of detailed information about borrowings [line items]
Total borrowings						2,770,000	7,191,000		€ 4,755,000
Accrued interest						€ 307,000	3,124,000
Percentage of cost covered by the innovative credit	35.00%
Maximum initial borrowing base	€ 5,000,000
Interest rate (as percent)	10.00%					10.00%
Benefit recognized on waiver of debt				€ 8,423,000
Proceeds from borrowings						€ 2,770,000
Convertible notes
Disclosure of detailed information about borrowings [line items]
Total borrowings						13,812,000	2,473,000
Accrued interest						€ 435,000	€ 264,000
Convertible Debt
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)						8.00%
Debt instrument convertible term					36 months	36 months
Fixed conversion price | $ / shares					$ 7.88
Warrants issued | shares					302,676	302,676
Fixed exercise price | $ / shares					$ 7.88
Total borrowings										€ 260,000
Interest-bearing rate of credit										3.00%
Convertible Debt | Minimum
Disclosure of detailed information about borrowings [line items]
Unconvertible debt maturity					P24M	P24M
Convertible Debt | Maximum
Disclosure of detailed information about borrowings [line items]
Unconvertible debt maturity					P36M	P36M
Convertible Debt | Buildings and Leasehold improvements
Disclosure of detailed information about borrowings [line items]
Property plant and equipment pledged as security						€ 536,000
Convertible Debt | Laboratory equipment
Disclosure of detailed information about borrowings [line items]
Property plant and equipment pledged as security						1,215,000
Convertible Debt | Cash at bank
Disclosure of detailed information about borrowings [line items]
Assets pledged as security						75,838,000
Convertible Debt | Other receivables
Disclosure of detailed information about borrowings [line items]
Assets pledged as security						379,000
Convertible Debt | Investments in associates [Member]
Disclosure of detailed information about borrowings [line items]
Assets pledged as security						107,000
Convertible Debt Pontifax Medison Debt Financing
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | $			$ 30
Number of tranches | tranche			3
Maximum borrowing capacity per tranche | $			$ 10
Term of debt			54 months
Debt, interest only payment term			24 months
Debt convertible | $					$ 10
Convertible Debt Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		€ 15,000,000
Number of tranches | tranche		3
Maximum borrowing capacity per tranche		€ 5,000,000
Term of debt		54 months
Debt, interest only payment term		24 months
Debt convertible						€ 5,000,000